Summary Of Significant Accounting Policies (Capitalized Software Costs And Related Accumulated Amortization) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Accounting Policies [Abstract]
Capitalized software	$ 148.0	$ 132.6
Accumulated amortization	(80.4)	(70.9)
Capitalized software, net of accumulated amortization	$ 67.6	$ 61.7